UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended April 30, 2026:
  John Hancock Global Environmental Opportunities Fund
  John Hancock International Dynamic Growth Fund

John Hancock Global Environmental Opportunities Fund
Class A/JABZX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class A/JABZX)	$62	1.20%
Fund Statistics
Fund net assets	$57,785,988
Total number of portfolio holdings	43
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%

Sector Composition
Industrials	43.1%
Information technology	33.4%
Utilities	9.0%
Materials	4.3%
Health care	2.0%
Real estate	1.3%
Other assets and liabilities, net	6.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469345

482SA-A

4/26

6/26

John Hancock Global Environmental Opportunities Fund

John Hancock Global Environmental Opportunities Fund
Class C/JABYX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class C/JABYX)	$100	1.95%
Fund Statistics
Fund net assets	$57,785,988
Total number of portfolio holdings	43
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%

Sector Composition
Industrials	43.1%
Information technology	33.4%
Utilities	9.0%
Materials	4.3%
Health care	2.0%
Real estate	1.3%
Other assets and liabilities, net	6.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469345

482SA-C

4/26

6/26

John Hancock Global Environmental Opportunities Fund

John Hancock Global Environmental Opportunities Fund
Class I/JABVX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class I/JABVX)	$49	0.95%
Fund Statistics
Fund net assets	$57,785,988
Total number of portfolio holdings	43
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%

Sector Composition
Industrials	43.1%
Information technology	33.4%
Utilities	9.0%
Materials	4.3%
Health care	2.0%
Real estate	1.3%
Other assets and liabilities, net	6.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469345

482SA-I

4/26

6/26

John Hancock Global Environmental Opportunities Fund

John Hancock Global Environmental Opportunities Fund
Class R6/JACDX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class R6/JACDX)	$44	0.85%
Fund Statistics
Fund net assets	$57,785,988
Total number of portfolio holdings	43
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%

Sector Composition
Industrials	43.1%
Information technology	33.4%
Utilities	9.0%
Materials	4.3%
Health care	2.0%
Real estate	1.3%
Other assets and liabilities, net	6.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469345

482SA-R6

4/26

6/26

John Hancock Global Environmental Opportunities Fund

John Hancock International Dynamic Growth Fund
Class A/JIJAX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class A/JIJAX)	$62	1.16%
Fund Statistics
Fund net assets	$4,608,481,938
Total number of portfolio holdings	45
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

Sector Composition
Industrials	35.0%
Information technology	33.7%
Financials	17.6%
Health care	4.9%
Materials	2.9%
Real estate	1.7%
Energy	1.5%
Communication services	1.0%
Consumer staples	0.9%
Consumer discretionary	0.2%
Other assets and liabilities, net	0.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469324

474SA-A

4/26

6/26

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class C/JIJCX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class C/JIJCX)	$102	1.91%
Fund Statistics
Fund net assets	$4,608,481,938
Total number of portfolio holdings	45
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

Sector Composition
Industrials	35.0%
Information technology	33.7%
Financials	17.6%
Health care	4.9%
Materials	2.9%
Real estate	1.7%
Energy	1.5%
Communication services	1.0%
Consumer staples	0.9%
Consumer discretionary	0.2%
Other assets and liabilities, net	0.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469324

474SA-C

4/26

6/26

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class I/JIJIX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class I/JIJIX)	$49	0.91%
Fund Statistics
Fund net assets	$4,608,481,938
Total number of portfolio holdings	45
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

Sector Composition
Industrials	35.0%
Information technology	33.7%
Financials	17.6%
Health care	4.9%
Materials	2.9%
Real estate	1.7%
Energy	1.5%
Communication services	1.0%
Consumer staples	0.9%
Consumer discretionary	0.2%
Other assets and liabilities, net	0.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469324

474SA-I

4/26

6/26

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class NAV
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class NAV)	$43	0.80%
Fund Statistics
Fund net assets	$4,608,481,938
Total number of portfolio holdings	45
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

Sector Composition
Industrials	35.0%
Information technology	33.7%
Financials	17.6%
Health care	4.9%
Materials	2.9%
Real estate	1.7%
Energy	1.5%
Communication services	1.0%
Consumer staples	0.9%
Consumer discretionary	0.2%
Other assets and liabilities, net	0.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469324

474SA-NAV

4/26

6/26

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class R6/JIJRX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class R6/JIJRX)	$43	0.80%
Fund Statistics
Fund net assets	$4,608,481,938
Total number of portfolio holdings	45
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

Sector Composition
Industrials	35.0%
Information technology	33.7%
Financials	17.6%
Health care	4.9%
Materials	2.9%
Real estate	1.7%
Energy	1.5%
Communication services	1.0%
Consumer staples	0.9%
Consumer discretionary	0.2%
Other assets and liabilities, net	0.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469324

474SA-R6

4/26

6/26

John Hancock International Dynamic Growth Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended April 30, 2026 for the following funds:

  John Hancock Global Environmental Opportunities Fund

  John Hancock International Dynamic Growth Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Global Environmental Opportunities Fund
International equity
April 30, 2026

John Hancock
Global Environmental Opportunities Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
12	Notes to financial statements
21	Shareholder meeting
1	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 93.1%		$53,827,341
(Cost $42,938,002)
Brazil 1.9%		1,082,886
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	32,200	1,082,886
Canada 3.7%		2,158,516
Stantec, Inc.	10,698	977,063
WSP Global, Inc.	7,101	1,181,453
China 0.9%		529,541
Contemporary Amperex Technology Company, Ltd., H Shares	6,700	529,541
Denmark 2.6%		1,482,563
Novonesis A/S, B Shares	24,128	1,482,563
France 10.6%		6,117,165
Cie de Saint-Gobain SA	12,419	1,137,830
Legrand SA	8,397	1,504,441
Schneider Electric SE	7,138	2,271,382
Veolia Environnement SA	28,459	1,203,512
Germany 4.8%		2,788,300
SAP SE	7,618	1,279,014
Siemens AG	5,079	1,509,286
Ireland 6.0%		3,444,214
Eaton Corp. PLC	4,172	1,806,518
Trane Technologies PLC	3,325	1,637,696
Italy 2.6%		1,486,313
Terna - Rete Elettrica Nazionale	123,568	1,486,313
Japan 4.6%		2,672,814
Hitachi, Ltd.	54,400	1,729,830
Tokyo Electron, Ltd.	3,200	942,984
Netherlands 4.2%		2,460,012
ASM International NV	375	366,855
ASML Holding NV	1,448	2,093,157
Spain 2.5%		1,447,849
Iberdrola SA	61,757	1,447,849
Sweden 2.2%		1,272,015
Atlas Copco AB, A Shares	66,190	1,272,015
Taiwan 7.2%		4,181,999
MediaTek, Inc.	16,000	1,335,706
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	2

	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Company, Ltd.	41,000	$2,846,293
United Kingdom 1.0%		586,319
nVent Electric PLC	4,103	586,319
United States 38.3%		22,116,835
AAON, Inc.	5,651	527,295
AECOM	7,762	652,784
Agilent Technologies, Inc.	10,232	1,182,308
Analog Devices, Inc.	3,618	1,455,377
Applied Materials, Inc.	4,195	1,654,886
Arista Networks, Inc. (A)	6,652	1,148,867
Autodesk, Inc. (A)	5,767	1,366,779
Bentley Systems, Inc., Class B	26,155	853,176
Cadence Design Systems, Inc. (A)	5,639	1,858,558
Carlisle Companies, Inc.	2,547	904,847
Carrier Global Corp.	21,545	1,447,178
Digital Realty Trust, Inc.	3,705	744,483
Ecolab, Inc.	3,742	975,165
PTC, Inc. (A)	5,187	706,988
Quanta Services, Inc.	2,137	1,555,244
Republic Services, Inc.	4,004	837,717
Synopsys, Inc. (A)	2,916	1,407,262
Veralto Corp.	7,148	630,454
Waste Management, Inc.	4,074	947,409
Xylem, Inc.	10,664	1,260,058

Total investments (Cost $42,938,002) 93.1%	$53,827,341
Other assets and liabilities, net 6.9%	3,958,647
Total net assets 100.0%	$57,785,988

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $43,409,132. Net unrealized appreciation aggregated to $10,418,209, of which $11,534,181 related to gross unrealized appreciation and $1,115,972 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 4-30-26:
Industrials	43.1%
Information technology	33.4%
Utilities	9.0%
Materials	4.3%
3	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Health care	2.0%
Real estate	1.3%
Other assets and liabilities, net	6.9%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $42,938,002)	$53,827,341
Cash	3,685,967
Foreign currency, at value (Cost $4,128)	4,232
Dividends and interest receivable	228,077
Receivable for fund shares sold	2,866
Receivable for investments sold	388,213
Receivable from affiliates	1,741
Other assets	36,609
Total assets	58,175,046
Liabilities
Payable for fund shares repurchased	327,306
Payable to affiliates
Accounting and legal services fees	4,612
Transfer agent fees	1,863
Trustees’ fees	452
Other liabilities and accrued expenses	54,825
Total liabilities	389,058
Net assets	$57,785,988
Net assets consist of
Paid-in capital	$43,790,510
Total distributable earnings (loss)	13,995,478
Net assets	$57,785,988

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($10,529,814 ÷ 980,949 shares)[1]	$10.73
Class C ($51,699 ÷ 5,012 shares)[1]	$10.32
Class I ($8,299,005 ÷ 765,033 shares)	$10.85
Class R6 ($38,905,470 ÷ 3,586,461 shares)	$10.85
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.29

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Dividends	$418,587
Interest	26,793
Less foreign taxes withheld	(36,032)
Total investment income	409,348
Expenses
Investment management fees	375,901
Distribution and service fees	13,357
Accounting and legal services fees	8,582
Transfer agent fees	13,880
Trustees’ fees	1,655
Custodian fees	22,433
State registration fees	39,048
Printing and postage	26,034
Professional fees	49,196
Other	9,115
Total expenses	559,201
Less expense reductions	(154,755)
Net expenses	404,446
Net investment income	4,902
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,057,793
4,057,793
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(687,745)
(687,745)
Net realized and unrealized gain	3,370,048
Increase in net assets from operations	$3,374,950
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$4,902	$180,552
Net realized gain	4,057,793	7,109,737
Change in net unrealized appreciation (depreciation)	(687,745)	(426,004)
Increase in net assets resulting from operations	3,374,950	6,864,285
Distributions to shareholders
From earnings
Class A	(709,028)	(30,638)
Class C	(3,472)	(3,249)
Class I	(823,341)	(90,668)
Class R6	(5,081,829)	(3,699,312)
Total distributions	(6,617,670)	(3,823,867)
From fund share transactions
Fund share transactions	(47,983,876)	(21,506,283)
Issued in reorganization	—	64,460,297
From fund share transactions	(47,983,876)	42,954,014
Total increase (decrease)	(51,226,596)	45,994,432
Net assets
Beginning of period	109,012,584	63,018,152
End of period	$57,785,988	$109,012,584
7	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.79	$10.75	$8.51	$7.94	$10.67	$10.00
Net investment loss[3]	(0.01)	(0.02)	(0.02)	(0.01)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	0.64	0.71	2.26	0.58[4]	(2.69)	0.69
Total from investment operations	0.63	0.69	2.24	0.57	(2.73)	0.67
Less distributions
From net realized gain	(0.69)	(0.65)	—	—	—	—
Net asset value, end of period	$10.73	$10.79	$10.75	$8.51	$7.94	$10.67
Total return (%)[5,6]	6.73[7]	7.03	26.32	7.31	(25.68)	6.70[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$12	$—[8]	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55[9]	1.59	1.60	1.78	4.08	3.99[10]
Expenses including reductions	1.20[9]	1.21	1.21	1.21	1.21	1.22[10]
Net investment loss	(0.26)[9]	(0.18)	(0.18)	(0.08)	(0.43)	(0.73)[9]
Portfolio turnover (%)	34	56[11]	43	40	38	7

[1]	Six months ended 4-30-26. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
[11]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	8

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.43	$10.49	$8.37	$7.86	$10.65	$10.00
Net investment loss[3]	(0.05)	(0.08)	(0.10)	(0.07)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	0.63	0.67	2.22	0.58[4]	(2.71)	0.69
Total from investment operations	0.58	0.59	2.12	0.51	(2.79)	0.65
Less distributions
From net realized gain	(0.69)	(0.65)	—	—	—	—
Net asset value, end of period	$10.32	$10.43	$10.49	$8.37	$7.86	$10.65
Total return (%)[5,6]	6.37[7]	6.20	25.33	6.49	(26.20)	6.50[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]	$—[8]	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.30[9]	2.35	2.35	2.53	4.83	4.74[10]
Expenses including reductions	1.95[9]	1.96	1.96	1.96	1.96	1.97[10]
Net investment loss	(1.01)[9]	(0.82)	(0.95)	(0.81)	(0.90)	(1.52)[9]
Portfolio turnover (%)	34	56[11]	43	40	38	7

[1]	Six months ended 4-30-26. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
[11]	Excludes reorganization activity.
9	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.89	$10.82	$8.55	$7.95	$10.68	$10.00
Net investment income (loss)[3]	—[4]	0.01	0.01	—[4]	—[4]	(0.01)
Net realized and unrealized gain (loss) on investments	0.66	0.71	2.27	0.60[5]	(2.73)	0.69
Total from investment operations	0.66	0.72	2.28	0.60	(2.73)	0.68
Less distributions
From net investment income	(0.01)	—	(0.01)	—[4]	—	—
From net realized gain	(0.69)	(0.65)	—	—	—	—
Total distributions	(0.70)	(0.65)	(0.01)	—[4]	—	—
Net asset value, end of period	$10.85	$10.89	$10.82	$8.55	$7.95	$10.68
Total return (%)[6]	6.79[7]	7.27	26.71	7.55	(25.56)	6.80[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$19	$2	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[9]	1.34	1.35	1.53	3.83	3.74[10]
Expenses including reductions	0.95[9]	0.96	0.96	0.96	0.96	0.97[10]
Net investment income (loss)	(0.04)[9]	0.11	0.09	0.04	0.04	(0.48)[9]
Portfolio turnover (%)	34	56[11]	43	40	38	7

[1]	Six months ended 4-30-26. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
[11]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	10

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.90	$10.84	$8.56	$7.96	$10.68	$10.00
Net investment income (loss)[3]	—[4]	0.03	0.02	0.02	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	0.66	0.69	2.28	0.59[5]	(2.73)	0.69
Total from investment operations	0.66	0.72	2.30	0.61	(2.72)	0.68
Less distributions
From net investment income	(0.02)	(0.01)	(0.02)	(0.01)	—	—
From net realized gain	(0.69)	(0.65)	—	—	—	—
Total distributions	(0.71)	(0.66)	(0.02)	(0.01)	—	—
Net asset value, end of period	$10.85	$10.90	$10.84	$8.56	$7.96	$10.68
Total return (%)[6]	6.90[7]	7.28	26.92	7.64	(25.47)	6.80[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$78	$61	$56	$25	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[8]	1.24	1.24	1.42	3.72	3.64[9]
Expenses including reductions	0.85[8]	0.85	0.85	0.85	0.85	0.86[9]
Net investment income (loss)	0.06[8]	0.27	0.16	0.25	0.09	(0.37)[8]
Portfolio turnover (%)	34	56[10]	43	40	38	7

[1]	Six months ended 4-30-26. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
[10]	Excludes reorganization activity.
11	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Environmental Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing primarily in Environmental Companies. The manager defines Environmental Companies as: (1) Companies that operate within the Safe Operating Space of the Planetary Boundaries (PB), and (2) Companies, all or a portion of whose business activities reduce stress in at least one of the boundaries in the PB framework. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
| JOHN HANCOCK Global Environmental Opportunities Fund	12

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$1,082,886	$1,082,886	—	—
Canada	2,158,516	2,158,516	—	—
China	529,541	—	$529,541	—
Denmark	1,482,563	—	1,482,563	—
France	6,117,165	—	6,117,165	—
Germany	2,788,300	—	2,788,300	—
Ireland	3,444,214	3,444,214	—	—
Italy	1,486,313	—	1,486,313	—
Japan	2,672,814	—	2,672,814	—
Netherlands	2,460,012	—	2,460,012	—
Spain	1,447,849	—	1,447,849	—
Sweden	1,272,015	—	1,272,015	—
Taiwan	4,181,999	—	4,181,999	—
United Kingdom	586,319	586,319	—	—
United States	22,116,835	22,116,835	—	—
Total investments in securities	$53,827,341	$29,388,770	$24,438,571	—
13	JOHN HANCOCK Global Environmental Opportunities Fund |

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2026 were $267.
| JOHN HANCOCK Global Environmental Opportunities Fund	14

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $287,702 and a long-term capital loss carryforward of $221,869 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
15	JOHN HANCOCK Global Environmental Opportunities Fund |

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate net assets; (b) 0.815% of the next $250 million of the fund’s aggregate net assets; (c) 0.790% of the next $500 million of the fund’s aggregate net assets; (d) 0.750% of the next $1 billion of the fund’s aggregate net assets; and (e) 0.730% of the fund’s aggregate net assets in excess of $2 billion. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$18,320
Class C	85
Class I	19,853
Class	Expense reduction
Class R6	$116,497
Total	$154,755

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
| JOHN HANCOCK Global Environmental Opportunities Fund	16

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $594 for the six months ended April 30, 2026. Of this amount, $99 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $495 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $14 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$13,113	$5,731
Class C	244	26
Class I	—	6,446
Class R6	—	1,677
Total	$13,357	$13,880
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
17	JOHN HANCOCK Global Environmental Opportunities Fund |

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	68,942	$699,984	121,221	$1,253,639
Issued in reorganization (Note 8)	—	—	1,083,297	11,135,643
Distributions reinvested	73,934	709,028	3,141	30,721
Repurchased	(228,303)	(2,324,639)	(182,775)	(1,899,761)
Net increase (decrease)	(85,427)	$(915,627)	1,024,884	$10,520,242
Class C shares
Sold	—	—	1	$5
Distributions reinvested	1	$7	1	7
Repurchased	—	—	(1)	(5)
Net increase	1	$7	1	$7
Class I shares
Sold	41,917	$423,225	76,696	$800,857
Issued in reorganization (Note 8)	—	—	2,409,497	24,961,908
Distributions reinvested	84,946	822,279	8,876	87,426
Repurchased	(1,125,833)	(11,743,418)	(894,745)	(9,354,412)
Net increase (decrease)	(998,970)	$(10,497,914)	1,600,324	$16,495,779
Class R6 shares
Sold	219,705	$2,256,093	278,622	$2,801,129
Issued in reorganization (Note 8)	—	—	2,735,236	28,362,746
Distributions reinvested	180,390	1,746,174	—	—
Repurchased	(3,988,935)	(40,572,609)	(1,445,190)	(15,225,889)
Net increase (decrease)	(3,588,840)	$(36,570,342)	1,568,668	$15,937,986
Total net increase (decrease)	(4,673,236)	$(47,983,876)	4,193,877	$42,954,014
Affiliates of the fund owned 100% and 31% of shares of Class C and Class R6, respectively, on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $28,595,825 and $84,259,028, respectively, for the six months ended April 30, 2026.
| JOHN HANCOCK Global Environmental Opportunities Fund	18

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. The industrials sector may be affected by general economic conditions, commodity production and pricing, supply and demand fluctuations, environmental and other government regulations, and technological developments, among other factors.
Note 8—Reorganization
On May 6, 2025, the shareholders of John Hancock ESG International Equity Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring Fund) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on May 16, 2025. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
John Hancock Global Environmental Opportunities Fund	John Hancock ESG International Equity Fund	$64,460,297	$3,895,596	4,324,793	6,228,030	$62,404,021	$126,864,318
See Note 5 for capital shares issued in connection with the above referenced reorganization.
Note 9—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
19	JOHN HANCOCK Global Environmental Opportunities Fund |

Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Global Environmental Opportunities Fund	20

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustees
Kristie M. Feinberg	1,078,616,210	20,072,360
21	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Environmental Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469345	482SA 4/26
6/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
International Dynamic Growth Fund
International equity
April 30, 2026

John Hancock
International Dynamic Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
22	Shareholder meeting
1	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 96.4%		$4,444,404,413
(Cost $3,315,328,844)
Brazil 2.7%		123,574,657
Banco BTG Pactual SA	4,574,900	54,823,411
Embraer SA, ADR	771,300	48,360,510
NU Holdings, Ltd., Class A (A)	1,408,200	20,390,736
Canada 3.4%		155,494,710
Cameco Corp.	546,600	67,192,747
Royal Bank of Canada	490,954	88,301,963
Chile 1.7%		78,802,828
Antofagasta PLC	1,624,880	78,802,828
China 2.0%		94,662,838
Alibaba Group Holding, Ltd.	684,600	11,282,899
Contemporary Amperex Technology Company, Ltd., Class A	1,040,640	66,800,039
Tencent Holdings, Ltd.	273,000	16,579,900
France 6.5%		300,743,456
Safran SA	384,873	123,587,982
Societe Generale SA	2,200,681	177,155,474
Germany 5.0%		230,758,184
Siemens Energy AG	1,088,880	230,758,184
India 0.1%		2,648,630
ICICI Bank, Ltd., ADR	99,610	2,648,630
Israel 1.4%		66,119,150
Tower Semiconductor, Ltd. (A)	299,114	66,119,150
Italy 1.3%		58,384,722
FinecoBank SpA	2,351,785	58,384,722
Japan 21.0%		969,809,883
Advantest Corp.	659,600	123,159,545
Fujikura, Ltd.	6,121,200	236,174,165
Hitachi, Ltd.	2,764,000	87,890,628
Ibiden Company, Ltd.	921,600	78,824,567
IHI Corp.	3,460,700	63,211,624
Mitsubishi Estate Company, Ltd.	2,772,000	78,997,079
Mitsubishi Heavy Industries, Ltd.	7,483,000	223,336,702
Mitsubishi UFJ Financial Group, Inc.	4,354,300	78,215,573
Luxembourg 0.7%		31,787,560
Millicom International Cellular SA	374,500	31,787,560
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	2

	Shares	Value
Netherlands 7.9%		$363,970,710
ABN AMRO Bank NV	2,983,127	103,863,352
ASM International NV	116,791	114,254,184
ASML Holding NV	100,898	145,853,174
South Africa 1.2%		53,818,299
Gold Fields, Ltd.	1,270,431	53,818,299
South Korea 11.9%		547,416,107
APR Corp.	147,391	42,322,395
HD Hyundai Electric Company, Ltd.	134,863	115,971,194
Samsung Electronics Company, Ltd.	924,267	139,183,135
SK Hynix, Inc.	280,274	249,939,383
Sweden 1.0%		48,009,540
Epiroc AB, A Shares	1,662,991	48,009,540
Switzerland 3.6%		165,434,448
Accelleron Industries AG	425,728	45,612,420
Sandoz Group AG	780,512	62,607,555
STMicroelectronics NV, NYRS	198,300	10,934,262
UBS Group AG	1,045,838	46,280,211
Taiwan 12.1%		557,645,062
Delta Electronics, Inc.	2,536,000	177,838,132
Taiwan Semiconductor Manufacturing Company, Ltd.	5,471,000	379,806,930
United Kingdom 12.9%		595,323,629
AstraZeneca PLC	850,929	161,439,912
BAE Systems PLC	4,410,950	122,683,996
Barclays PLC	7,596,000	44,648,557
Halma PLC	1,101,039	66,257,849

Rolls-Royce Holdings PLC	12,447,123	200,293,315
Exchange-traded funds 3.0%		$138,122,178
(Cost $127,238,580)
iShares Core MSCI EAFE ETF	1,445,700	138,122,178

Total investments (Cost $3,442,567,424) 99.4%	$4,582,526,591
Other assets and liabilities, net 0.6%	25,955,347
Total net assets 100.0%	$4,608,481,938

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
3	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

At 4-30-26, the aggregate cost of investments for federal income tax purposes was $3,470,238,319. Net unrealized appreciation aggregated to $1,112,288,272, of which $1,149,794,429 related to gross unrealized appreciation and $37,506,157 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 4-30-26:
Industrials	35.0%
Information technology	33.7%
Financials	17.6%
Health care	4.9%
Materials	2.9%
Real estate	1.7%
Energy	1.5%
Communication services	1.0%
Consumer staples	0.9%
Consumer discretionary	0.2%
Other assets and liabilities, net	0.6%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,442,567,424)	$4,582,526,591
Cash	21,848,383
Foreign currency, at value (Cost $820,230)	820,230
Dividends and interest receivable	11,909,640
Receivable for fund shares sold	7,778,497
Receivable for investments sold	12,216,607
Receivable for securities lending income	8,277
Other assets	321,346
Total assets	4,637,429,571
Liabilities
Payable for investments purchased	27,149,384
Payable for fund shares repurchased	1,267,953
Payable to affiliates
Accounting and legal services fees	197,715
Transfer agent fees	139,328
Other liabilities and accrued expenses	193,253
Total liabilities	28,947,633
Net assets	$4,608,481,938
Net assets consist of
Paid-in capital	$3,472,772,262
Total distributable earnings (loss)	1,135,709,676
Net assets	$4,608,481,938

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($45,966,131 ÷ 2,517,242 shares)[1]	$18.26
Class C ($4,387,690 ÷ 252,420 shares)[1]	$17.38
Class I ($1,656,661,240 ÷ 89,794,089 shares)	$18.45
Class R6 ($718,782,767 ÷ 38,866,868 shares)	$18.49
Class NAV ($2,182,684,110 ÷ 117,944,656 shares)	$18.51
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Dividends	$23,016,928
Interest	554,670
Securities lending, net	17,571
Less foreign taxes withheld	(2,185,104)
Total investment income	21,404,065
Expenses
Investment management fees	12,090,229
Distribution and service fees	54,269
Accounting and legal services fees	312,234
Transfer agent fees	706,307
Trustees’ fees	32,871
Custodian fees	517,138
State registration fees	110,691
Printing and postage	21,603
Professional fees	60,897
Other	59,088
Total expenses	13,965,327
Less expense reductions	(150,410)
Net expenses	13,814,917
Net investment income	7,589,148
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,283,005
Affiliated investments	138
16,283,143
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	539,426,270
539,426,270
Net realized and unrealized gain	555,709,413
Increase in net assets from operations	$563,298,561
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$7,589,148	$16,730,458
Net realized gain	16,283,143	51,293,951
Change in net unrealized appreciation (depreciation)	539,426,270	407,945,937
Increase in net assets resulting from operations	563,298,561	475,970,346
Distributions to shareholders
From earnings
Class A	(914,842)	—
Class C	(23,610)	—
Class I	(31,244,316)	(543,804)
Class R6	(11,301,765)	(376,231)
Class NAV	(41,295,666)	(863,922)
Total distributions	(84,780,199)	(1,783,957)
From fund share transactions	1,228,206,914	1,488,063,083
Total increase	1,706,725,276	1,962,249,472
Net assets
Beginning of period	2,901,756,662	939,507,190
End of period	$4,608,481,938	$2,901,756,662
7	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$16.26	$13.08	$9.15	$8.42	$17.37	$13.24
Net investment income (loss)[2]	0.01	0.06	(0.01)	0.03	0.03	(0.06)
Net realized and unrealized gain (loss) on investments	2.42	3.12	3.94	0.75	(5.03)	5.01
Total from investment operations	2.43	3.18	3.93	0.78	(5.00)	4.95
Less distributions
From net investment income	(0.08)	—	—	(0.05)	—	—
From net realized gain	(0.35)	—	—	—	(3.95)	(0.82)
Total distributions	(0.43)	—	—	(0.05)	(3.95)	(0.82)
Net asset value, end of period	$18.26	$16.26	$13.08	$9.15	$8.42	$17.37
Total return (%)[3,4]	15.40[5]	24.31	42.95	9.24	(36.14)	38.72
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$33	$19	$12	$12	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[6]	1.18	1.25	1.29	1.29	1.29
Expenses including reductions	1.16[6]	1.18	1.20	1.20	1.20	1.20
Net investment income (loss)	0.08[6]	0.44	(0.07)	0.28	0.31	(0.35)
Portfolio turnover (%)	44	135	83	85	94	133

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	8

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.48	$12.54	$8.84	$8.15	$17.05	$13.10
Net investment loss[2]	(0.01)	(0.05)	(0.10)	(0.04)	(0.06)	(0.19)
Net realized and unrealized gain (loss) on investments	2.26	2.99	3.80	0.73	(4.89)	4.96
Total from investment operations	2.25	2.94	3.70	0.69	(4.95)	4.77
Less distributions
From net realized gain	(0.35)	—	—	—	(3.95)	(0.82)
Net asset value, end of period	$17.38	$15.48	$12.54	$8.84	$8.15	$17.05
Total return (%)[3,4]	14.92[5]	23.44	41.86	8.47	(36.64)	37.71
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$1	$—[6]	$—[6]	$—[6]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92[7]	1.93	2.00	2.04	2.03	2.04
Expenses including reductions	1.91[7]	1.93	1.95	1.95	1.94	1.95
Net investment loss	(0.14)[7]	(0.35)	(0.83)	(0.46)	(0.52)	(1.18)
Portfolio turnover (%)	44	135	83	85	94	133

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
9	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$16.45	$13.21	$9.24	$8.50	$17.46	$13.27
Net investment income (loss)[2]	0.03	0.10	0.03	0.05	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	2.43	3.16	3.96	0.76	(5.08)	5.03
Total from investment operations	2.46	3.26	3.99	0.81	(5.01)	5.01
Less distributions
From net investment income	(0.11)	(0.02)	(0.02)	(0.07)	—	—
From net realized gain	(0.35)	—	—	—	(3.95)	(0.82)
Total distributions	(0.46)	(0.02)	(0.02)	(0.07)	(3.95)	(0.82)
Net asset value, end of period	$18.45	$16.45	$13.21	$9.24	$8.50	$17.46
Total return (%)[3]	15.49[4]	24.69	43.28	9.57	(35.99)	39.11
Ratios and supplemental data
Net assets, end of period (in millions)	$1,657	$1,065	$400	$98	$54	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[5]	0.93	1.00	1.04	1.04	1.04
Expenses including reductions	0.91[5]	0.93	0.95	0.95	0.95	0.95
Net investment income (loss)	0.38[5]	0.70	0.24	0.48	0.74	(0.12)
Portfolio turnover (%)	44	135	83	85	94	133

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	10

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$16.49	$13.25	$9.27	$8.52	$17.49	$13.28
Net investment income[2]	0.05	0.12	0.04	0.05	0.10	—[3]
Net realized and unrealized gain (loss) on investments	2.43	3.15	3.97	0.78	(5.12)	5.03
Total from investment operations	2.48	3.27	4.01	0.83	(5.02)	5.03
Less distributions
From net investment income	(0.13)	(0.03)	(0.03)	(0.08)	—	—
From net realized gain	(0.35)	—	—	—	(3.95)	(0.82)
Total distributions	(0.48)	(0.03)	(0.03)	(0.08)	(3.95)	(0.82)
Net asset value, end of period	$18.49	$16.49	$13.25	$9.27	$8.52	$17.49
Total return (%)[4]	15.50[5]	24.82	43.40	9.79	(35.98)	39.23
Ratios and supplemental data
Net assets, end of period (in millions)	$719	$376	$161	$32	$16	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[7]	0.83	0.89	0.93	0.93	0.93
Expenses including reductions	0.80[7]	0.82	0.84	0.84	0.84	0.84
Net investment income	0.59[7]	0.83	0.33	0.56	1.11	—[8]
Portfolio turnover (%)	44	135	83	85	94	133

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Less than 0.005%.
11	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$16.50	$13.26	$9.28	$8.53	$17.50	$13.28
Net investment income[2]	0.04	0.15	0.04	0.06	0.07	—[3]
Net realized and unrealized gain (loss) on investments	2.45	3.12	3.97	0.77	(5.09)	5.04
Total from investment operations	2.49	3.27	4.01	0.83	(5.02)	5.04
Less distributions
From net investment income	(0.13)	(0.03)	(0.03)	(0.08)	—	—
From net realized gain	(0.35)	—	—	—	(3.95)	(0.82)
Total distributions	(0.48)	(0.03)	(0.03)	(0.08)	(3.95)	(0.82)
Net asset value, end of period	$18.51	$16.50	$13.26	$9.28	$8.53	$17.50
Total return (%)[4]	15.50[5]	24.81	43.36	9.79	(35.91)	39.13
Ratios and supplemental data
Net assets, end of period (in millions)	$2,183	$1,426	$359	$341	$237	$288
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[6]	0.82	0.89	0.92	0.92	0.92
Expenses including reductions	0.80[6]	0.81	0.83	0.83	0.83	0.83
Net investment income	0.51[6]	1.00	0.31	0.59	0.67	0.01
Portfolio turnover (%)	44	135	83	85	94	133

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Dynamic Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
13	JOHN HANCOCK International Dynamic Growth Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$123,574,657	$123,574,657	—	—
Canada	155,494,710	155,494,710	—	—
Chile	78,802,828	—	$78,802,828	—
China	94,662,838	—	94,662,838	—
France	300,743,456	—	300,743,456	—
Germany	230,758,184	—	230,758,184	—
India	2,648,630	2,648,630	—	—
Israel	66,119,150	66,119,150	—	—
Italy	58,384,722	—	58,384,722	—
Japan	969,809,883	—	969,809,883	—
Luxembourg	31,787,560	31,787,560	—	—
Netherlands	363,970,710	—	363,970,710	—
South Africa	53,818,299	—	53,818,299	—
South Korea	547,416,107	—	547,416,107	—
Sweden	48,009,540	—	48,009,540	—
Switzerland	165,434,448	10,934,262	154,500,186	—
Taiwan	557,645,062	—	557,645,062	—
United Kingdom	595,323,629	—	595,323,629	—
Exchange-traded funds	138,122,178	138,122,178	—	—
Total investments in securities	$4,582,526,591	$528,681,147	$4,053,845,444	—
| JOHN HANCOCK International Dynamic Growth Fund	14

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2026, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
15	JOHN HANCOCK International Dynamic Growth Fund |

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2026 were $6,210.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
| JOHN HANCOCK International Dynamic Growth Fund	16

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.790% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $1 billion of the fund’s average daily net assets; (d) 0.730% of the next $1 billion of the fund’s average daily net assets; and (e) 0.710% of the fund’s average daily net assets in excess of $3 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee is 0.750% on the first $1 billion of aggregate net assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.83% of average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on February 28, 2027, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,720
Class C	71
Class I	56,852
Class	Expense reduction
Class R6	$22,228
Class NAV	69,539
Total	$150,410

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.73% of the fund’s average daily net assets.
17	JOHN HANCOCK International Dynamic Growth Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $54,482 for the six months ended April 30, 2026. Of this amount, $9,360 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $45,122 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $113 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$46,771	$20,410
Class C	7,498	814
Class I	—	673,277
Class R6	—	11,806
Total	$54,269	$706,307
| JOHN HANCOCK International Dynamic Growth Fund	18

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,000,000	1	4.135%	$345
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	657,318	$11,033,140	1,174,400	$16,724,468
Distributions reinvested	59,269	914,522	—	—
Repurchased	(247,749)	(4,122,273)	(566,263)	(7,957,995)
Net increase	468,838	$7,825,389	608,137	$8,766,473
Class C shares
Sold	191,806	$2,960,791	50,874	$700,900
Distributions reinvested	1,603	23,610	—	—
Repurchased	(5,769)	(90,667)	(7,952)	(106,171)
Net increase	187,640	$2,893,734	42,922	$594,729
Class I shares
Sold	32,604,225	$554,951,875	42,357,202	$615,299,544
Distributions reinvested	2,004,675	31,232,839	40,939	543,261
Repurchased	(9,586,939)	(160,260,015)	(7,924,297)	(113,523,313)
Net increase	25,021,961	$425,924,699	34,473,844	$502,319,492
Class R6 shares
Sold	18,271,982	$315,332,564	13,411,195	$188,657,358
Distributions reinvested	718,689	11,218,734	26,132	347,297
Repurchased	(2,943,983)	(50,899,424)	(2,776,904)	(40,321,704)
Net increase	16,046,688	$275,651,874	10,660,423	$148,682,951
19	JOHN HANCOCK International Dynamic Growth Fund |

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	34,678,141	$571,517,507	63,743,708	$898,135,164
Distributions reinvested	2,643,769	41,295,666	64,957	863,922
Repurchased	(5,766,039)	(96,901,955)	(4,488,442)	(71,299,648)
Net increase	31,555,871	$515,911,218	59,320,223	$827,699,438
Total net increase	73,280,998	$1,228,206,914	105,105,549	$1,488,063,083
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,607,047,025 and $1,447,707,190, respectively, for the six months ended April 30, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors. The industrials sector may be affected by general economic conditions, commodity production and pricing, supply and demand fluctuations, environmental and other government regulations, and technological developments, among other factors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2026, funds within the John Hancock group of funds complex held 47.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	7.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.7%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK International Dynamic Growth Fund	20

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$87,589,969	$(87,590,107)	$138	—	$17,571	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK International Dynamic Growth Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	22

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469324	474SA 4/26
6/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 8, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 8, 2026